Inventories - Summary Inventories comprise (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Classes of current inventories [abstract]
Production supplies	¥ 73,047		¥ 76,961		¥ 58,151
Work in progress (Note (i))	216,882	[1]	127,744	[2]	160,069	[2]
Inventories	¥ 289,929		¥ 204,705		¥ 218,220

[1]	Work in progress represents vehicles in the process of deployment.
[2]	Work in progress represents vehicles in the process of deployment.